DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended		28 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 03, 2011 Empire	Dec. 31, 2013 Empire	Dec. 31, 2012 Empire	Sep. 01, 2011 Empire	Aug. 31, 2011 Empire
Discontinued operations
Minority interest in Capital Hoedown, Inc. owned by CII with Empire (as a percent)								33.33%
Equity ownership interest in Capital Hoedown sold to CII (as a percent)				66.67%
Price for the sale				$ 500,000
Senior Promissory Note, issued by CII, interest rate (as a percent)							8.00%
Revenues					0
Cost of sales					0
Gross profit (loss)					0
Operating and other non-operating expenses					0	(50,298)
Loss from discontinued operations					0	(50,298)
Gain from sale of sports and entertainment business					0
Loss from discontinued operations	$ 0	$ (50,298)	$ 802,367		$ 0	$ (50,298)